Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis Real Estate Capital LLC (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

BMO Capital Markets Corp.
(together, the “Specified Parties”)

Re: BX Commercial Mortgage Trust 2021-MC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “BX 2021-MC Accounting Tape.xlsx” provided to us on April 23, 2021 (the “Data File”) containing information pertaining to one mortgage loan (“Mortgage Loan”) and one related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the BX Commercial Mortgage Trust 2021-MC Commercial Mortgage Pass-Through Certificates Series 2021-MC. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means May 9, 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform procedures on, as listed in the Attributes column of Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform recomputation procedures on, as listed in Attributes column of Attachment B.
•	The term “Calculation Methodology” means the calculation methodology listed in the Calculations Methodology column of Attachment B for each of the Recomputed Attributes provided by the Company.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Assumed LIBOR” means the rate of 0.1100% provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

April 23, 2021

2

Attachment A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Originator	Loan Agreement
Address	Title Policy, Loan Agreement, Appraisal
Property City	Appraisal
Property State	Appraisal
Zip Code	Appraisal
County	Appraisal
Property Type	Appraisal
Specific Property Type	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
Number of Units	Underwritten Rent Roll, Borrower Rent Roll
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll
Current Leased %	Underwritten Rent Roll, Borrower Rent Roll
Leased % Source Date	Underwritten Rent Roll, Borrower Rent Roll
Environmental Report Type	ESA
Environmental Report Date	ESA
Phase II Recommended	ESA
Engineering Report Date	PCR Report
Seismic Date	Seismic Report
Seismic Zone	Seismic Report
PML (%)	Seismic Report
Earthquake Insurance	Insurance Certificate
Flood Insurance	Insurance Certificate
Note Date	Promissory Note
Cut-off Date	Provided by the Company
First Payment Date	Loan Agreement

A-1

ATTACHMENT A

Attribute	Source Document(s)
Initial Maturity Date	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Payment Due Date	Loan Agreement
Specific Payment Schedule (Y/N)	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	LIBOR Cap Confirmation
LIBOR Floor Rate	LIBOR Cap Confirmation
Mortgage Loan Margin	Loan Agreement
LIBOR Cap Strike Price	LIBOR Cap Confirmation
Interest Accrual Basis	Loan Agreement
Original Principal Balance	Loan Agreement
Loan Level Cut-Off Date Balance	Loan Agreement
Maturity Date Payment	Loan Agreement
Spread Maintenance Date	Loan Agreement
Original Prepayment Restriction Code	Loan Agreement
Amortization Term (Original)	Loan Agreement
Amortization Term (Remaining)	Loan Agreement
Loan Term (Original)	Loan Agreement
IO Period	Loan Agreement
Fully Extended Term (Original)	Loan Agreement
Loan Amortization Type	Loan Agreement

A-2

ATTACHMENT A

Attribute	Source Document(s)
Extension Options	Loan Agreement
Extension Option Conditions	Loan Agreement
Market Value "As Is"	Appraisal
Market Value "As Is" Date	Appraisal
As-Stabilized Appraised Value	Appraisal
As-Stabilized Appraisal Valuation Date	Appraisal
2019 Revenues	Underwritten Cash Flow
2019 Total Expenses	Underwritten Cash Flow
Most Recent Revenues	Underwritten Cash Flow
Most Recent Total Expenses	Underwritten Cash Flow
Most Recent NOI Date	Underwritten Cash Flow
As-Is UW Revenues	Underwritten Cash Flow
As-Is UW Expenses	Underwritten Cash Flow
As-Is UW Replacement Reserve	Underwritten Cash Flow
As-Stabilized Appraisal UW Revenues	Underwritten Cash Flow
As-Stabilized Appraisal UW Expenses	Underwritten Cash Flow
As-Stabilized Appraisal UW Replacement Reserve	Underwritten Cash Flow
Largest Tenant	Underwritten Rent Roll
Larget Tenant Unit Size	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Unit Size	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Unit Size	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll
4th Largest Tenant	Underwritten Rent Roll

A-3

ATTACHMENT A

Attribute	Source Document(s)
4th Largest Tenant Unit Size	Underwritten Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll
5th Largest Tenant	Underwritten Rent Roll
5th Largest Tenant Unit Size	Underwritten Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Expiration	Ground Lease, Loan Agreement
Ground Lease Extension Options	Ground Lease, Loan Agreement
Ground Lease Fully Extended Expiration	Ground Lease, Loan Agreement
Annual Ground Lease Payment	Ground Lease, Loan Agreement
Ground Lease Escalation Terms	Ground Lease, Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Borrower Name	Loan Agreement
Sponsor	Provided by the Company
Guarantor	Guaranty
Property Manager	Management Agreement
Type of Lockbox	Loan Agreement
Cash Management (Springing/In-Place)	Loan Agreement
Cash Management Trigger Event	Loan Agreement
Tax and Insurance Reserve (Initial)	Closing Statement, Loan Agreement
Tax and Insurance Reserve (Monthly)	Closing Statement, Loan Agreement
Replacement Reserve (Initial)	Closing Statement, Loan Agreement
Replacement Reserve (Monthly)	Closing Statement, Loan Agreement
Replacement Reserve Cap	Loan Agreement
TI/LC Reserve (Initial)	Closing Statement, Loan Agreement
TI/LC Reserve (Monthly)	Closing Statement, Loan Agreement

A-4

ATTACHMENT A

Attribute	Source Document(s)
TI/LC Reserve Cap	Loan Agreement
Unfunded Obligation Reserve (Initial)	Loan Agreement
Unfunded Obligation Reserve (Current)	Loan Agreement, Disbursement Request
Pari Passu Debt (Y/N)	Loan Agreement, Promissory Note
Cut-off Balance Pari Passu (Non-Trust)	Loan Agreement, Promissory Note
Total Pari Passu Original Principal Balance	Loan Agreement, Promissory Note
Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement, Promissory Note
Remaining Pari Passu Balance	Loan Agreement, Promissory Note
Future Funding Conditions	Loan Agreement
Total Pari Passu Principal Balance	Loan Agreement, Promissory Note
Existing Subordinate Secured Debt (Y/N)	Loan Agreement
Existing Mezzanine Debt (Y/N)	Mezzanine Loan Agreement
Existing Mezzanine Debt In Trust (Y/N)	Provided by the Company
Mezzanine Debt Original Principal Balance	Mezzanine Loan Agreement, Mezzanine Promissory Note
Mezzanine Debt Cut-Off Date Principal Balance	Mezzanine Loan Agreement, Mezzanine Promissory Note
Mezzanine Debt Maturity Principal Balance	Mezzanine Loan Agreement, Mezzanine Promissory Note
Additional Debt - Floor	Mezzanine Loan Agreement
Additional Debt - Margin	Mezzanine Loan Agreement
Additional Debt - Strike Price	Mezzanine Loan Agreement
Additional Debt - Interest Accrual Basis	Mezzanine Loan Agreement
Additional Debt - Maturity Payment	Mezzanine Loan Agreement
Additional Debt - Amortization Term (Original)	Mezzanine Loan Agreement
Additional Debt -Loan Term (Original)	Mezzanine Loan Agreement
Additional Debt - IO Period	Mezzanine Loan Agreement
Additional Debt Fully Extended Term (Original)	Mezzanine Loan Agreement
Additional Debt - Loan Amortization Type	Mezzanine Loan Agreement

A-5

ATTACHMENT A

Attribute	Source Document(s)
Additional Debt Extension Options	Mezzanine Loan Agreement
Additional Debt Extension Option Conditions	Mezzanine Loan Agreement
Additional Debt - ARD Loan (Y/N)	Mezzanine Loan Agreement
Additional Debt - ARD Mortgage Rate After ARD	Mezzanine Loan Agreement
Additional Debt - Maturity Date or Anticipated Repayment Date	Mezzanine Loan Agreement
Loan Purpose	Closing Statement
Partial Release	Loan Agreement
Partial Release Description	Loan Agreement
Trustee & Paying Agent Fee	Provided by the Company
CREFC Fee	Provided by the Company
Operating Advisor Fee	Provided by the Company
Primary Servicer Fee	Provided by the Company
Master Servicer Fee	Provided by the Company
Total Servicer Fee	Provided by the Company
Total Admin. Fee	Provided by the Company

A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Trust Monthly Debt Service Amount	Loan Level Cut-Off Date Balance multiplied Current Rate multiplied by 365/360 divided by 12.
Current Rate	Sum of Mortgage Loan Margin and assumed LIBOR at 0.1100%
Cut-Off Date Balance Per Unit/SF	Loan Level Cut-Off Date Balance divided by Number of Units.
Remaining Prepayment Restriction Code	Original Prepayment Restriction Code minus Seasoning from the number of months of spread maintenance.
Loan Term (Remaining)	Loan Term (Original) minus Seasoning.
Fully Extended Term (Remaining)	Fully Extended Term (Original) minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by Market Value "As Is".
Maturity Date LTV	Maturity Date Payment divided by Market Value "As Is".
As-Is UW NOI DSCR	As-Is UW NOI divided by Pari Passu Current Annual Debt Service.
As-Is UW NCF DSCR	As-Is UW NOI divided by Pari Passu Current Annual Debt Service.
As-Is Cut-Off Date UW NOI Debt Yield	As-Is UW NOI divided by Loan Level Cut-Off Date Balance.
As-Is Cut-Off Date UW NCF Debt Yield	As-Is UW NOI divided by Loan Level Cut-Off Date Balance.
2019 NOI	2019 Revenues minus 2019 Total Expenses.
Most Recent NOI	Most Recent Revenues minus Most Recent Total Expenses.
As-Is UW NOI	As-Is UW Revenues minus As-Is UW Expenses.
As-Is UW NCF	As-Is UW NOI minus As-Is UW Replacement Reserve.
As-Stabilized Appraisal UW NOI	As-Stabilized Appraisal UW Revenues minus As-Stabilized Appraisal UW Expenses.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
As-Stabilized Appraisal UW NCF	As-Stabilized Appraisal UW NOI minus As-Stabilized Appraisal UW Replacement Reserve.
Trust Component % of Pari Passu	Original Principal Balance divided by Total Pari Passu Original Principal Balance.
Pari Passu Current Annual Debt Service	Trust Monthly Debt Service Amount rounded to two decimals and multiplied by 12.
Additional Debt - Current Rate	Sum of Additional Debt - Margin and assumed LIBOR at 0.1100%
Additional Debt - Loan Term (Remaining)	Additional Debt -Loan Term (Original) minus Seasoning.
Additional Debt Fully Extended Term (Remaining)	Additional Debt Fully Extended Term (Original) minus Seasoning.
Additional Debt - Seasoning	Number of payments between and including the first payment date of the mezzanine loan and the Cut-off Date.
Additional Debt Current Annual Debt Service	Mezzanine Debt Cut-Off Date Principal Balance multiplied by Additional Debt - Current Rate multiplied by 365/360.
Total Debt Cut-off Date Balance	Sum of Loan Level Cut-Off Date Balance and Mezzanine Debt Cut-Off Date Principal Balance.
Total Debt Cut-off Date Balance PSF	Total Debt Cut-off Date Balance divided by Number of Units.
Total Debt Maturity Balance	Sum of Maturity Date Payment and Mezzanine Debt Maturity Principal Balance.
Total Debt Current Annual Debt Service	Sum of Pari Passu Current Annual Debt Service and Additional Debt Current Annual Debt Service.
Total Debt Cut-Off Date LTV Ratio	Total Debt Cut-off Date Balance divided by Market Value "As Is".
Total Debt As-Is UW NCF DSCR	As-Is UW NCF divided by Total Debt Current Annual Debt Service.
Total Debt Cut-Off Date UW NOI Debt Yield	As-Is UW NOI divided by Total Debt Cut-off Date Balance.
Net Mortgage Loan Margin	Current Rate less Total Admin. Fee.
B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1